Capital Management and Solvency - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Jun. 29, 2024 EUR (€)	Jun. 29, 2024 USD ($)	Jun. 30, 2024 EUR (€) € / shares	Dec. 31, 2023
Disclosure of capital management and solvency [line items]
Total credit facility size amount		$ 1,375
Contribution of each bank on credit facility		125
Group Solvency Ratio [Member]
Disclosure of capital management and solvency [line items]
Dividends received | €			€ 114
Dividends paid, other shares per share | € / shares			€ 0.16
Share buyback amount | €			€ 200
Group solvency ratio call amount | €			€ 700
Top of range [member]
Disclosure of capital management and solvency [line items]
Credit facility amount | €	€ 1,733
Top of range [member] | 2026 [Member]
Disclosure of capital management and solvency [line items]
Letter of credit facility amount		1,500
Top of range [member] | Group Solvency Ratio [Member]
Disclosure of capital management and solvency [line items]
Proportions group solvency two ratio				193.00%
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Credit facility amount		1,375
Bottom of range [member] | 2026 [Member]
Disclosure of capital management and solvency [line items]
Letter of credit facility amount		$ 750
Bottom of range [member] | Group Solvency Ratio [Member]
Disclosure of capital management and solvency [line items]
Proportions group solvency two ratio			190.00%